Short-Term Bank Loans - Schedule of Short-Term Bank Loans (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Schedule of Short-Term Bank Loans [Line Items]
Total short-term bank loans		$ 1,507,159	$ 2,683,692
Huaxia Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Total short-term bank loans	[1]	411,043	423,741
Bank of China [Member]
Schedule of Short-Term Bank Loans [Line Items]
Total short-term bank loans	[2]	1,096,116	1,412,469
Tianshan Rural Commercial Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Total short-term bank loans	[3]		423,741
Xinjiang Urumqi Rural Commercial Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Total short-term bank loans	[4]		$ 423,741

[1]	On December 22, 2023, Xinjiang United Family entered into a loan agreement with Huaxia Bank to borrow RMB3.0 million ($423,741) as working capital for a year, with a maturity date of December 20, 2024. The loan was repaid on December 17, 2024. Subsequently, on December 20, 2024, Xinjiang United Family entered into another loan agreement with Huaxia Bank to borrow RMB3.0 million ($411,043) as working capital for three months, with a maturity date of March 19, 2025. The loan was also repaid on March 19, 2025. These two loans both bear a fixed interest rate of 5.00% per annum. The loans were guaranteed by Ms. Baolin Wang, the legal representative of Xinjiang United Family, and Urumqi Plastic Surgery Hospital Co., Ltd., a related party that is controlled by Mr. Gang Li, the Chairman of the Company.
[2]

On September 7, 2023, Xinjiang United Family entered into a loan agreement with Bank of China to borrow RMB10.0 million ($1,412,469) as working capital for a year, with a maturity date of September 6, 2024. The loan bears a fixed interest rate of 3.55% per annum. The loan is guaranteed by Mr. Gang Li and his family member, Ms. Ying Xiong. In addition, Xinjiang United Family pledged its trademark rights as collateral to guarantee the Company’s loan from Bank of China. The loan was repaid in full upon maturity.

On September 12, 2024, Xinjiang United Family entered into another loan agreement with Bank of China to borrow RMB10.0 million ($1,370,145) as working capital for a year, with a maturity date of September 11, 2025. The loan bears a fixed interest rate of 3.45% per annum. The Company is required to make a quarterly installment payment of RMB 2.0 million ($274,029) within the term of the loan, with last installment of RMB 4.0 million ($548,058) to be paid at maturity date. The loan is guaranteed by Mr. Gang Li and his family member, Ms. Ying Xiong. In addition, Xinjiang United Family pledged its trademark rights as collateral to guarantee the Company’s loan from Bank of China. As of date of this annual report, the loan was repaid as scheduled.

[3]

On November 15, 2023, Xinjiang United Family entered into a loan agreement with Tianshan Rural Commercial Bank to borrow RMB3.0 million ($423,741) as working capital for a year, with a maturity date of November 14, 2024. The loan bears a fixed interest rate of 5.50% per annum. The loan is guaranteed by Mr. Gang Li and his family member, Ms. Ying Xiong. The loan was repaid in full upon maturity.

On December 19, 2023, Xinjiang United Family entered into another loan agreement with Tianshan Rural Commercial Bank to borrow RMB3.0 million ($423,741) as working capital for a year, with a maturity date of December 18, 2024. The loan was withdrawn on January 29, 2024 and bears a fixed interest rate of 5.50% per annum. The loan is guaranteed by Mr. Gang Li and his family member, Ms. Ying Xiong, and two third parties. The loan was repaid in full upon maturity.

[4]	On December 26, 2023, Xinjiang United Family entered into a loan agreement with Xinjiang Urumqi Rural Commercial Bank to borrow RMB3.0 million ($423,741) as working capital for a year, with a maturity date of December 25, 2024. The loan bears a fixed interest rate of 5.50% per annum. The loan is guaranteed by two third-parties, Mr. Xiaochen Wang and his family member. The loan was repaid in full upon maturity.